NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Cogeneration -- 2.2%
-----------------------------------------------------------------------
    $  910        New Jersey EDA, (Trigen-Trenton), (AMT),
                  6.10%, 12/1/04                            $   921,311
-----------------------------------------------------------------------
                                                            $   921,311
-----------------------------------------------------------------------
Education -- 1.5%
-----------------------------------------------------------------------
    $  600        New Jersey Educational Facility
                  Authorities, (Higher Education Capital
                  Improvements), 5.00%, 9/1/15              $   647,034
-----------------------------------------------------------------------
                                                            $   647,034
-----------------------------------------------------------------------
Electric Utilities -- 1.0%
-----------------------------------------------------------------------
    $  420        New Jersey Economic Development
                  Authority PCR, (Pseg Power),
                  5.00%, 3/1/12                             $   441,067
-----------------------------------------------------------------------
                                                            $   441,067
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 4.3%
-----------------------------------------------------------------------
    $  350        New Jersey EDA, (Kapkowski Road
                  Landfill), Prerefunded to 5/15/14,
                  6.375%, 4/1/18                            $   441,770
     2,030        New Jersey EDA, (Principal Custodial
                  Receipts), Escrowed to Maturity,
                  0.00%, 12/15/12                             1,412,433
-----------------------------------------------------------------------
                                                            $ 1,854,203
-----------------------------------------------------------------------
General Obligations -- 7.2%
-----------------------------------------------------------------------
    $  500        Jersey City School District,
                  6.25%, 10/1/10                            $   602,805
       500        New Jersey, 4.50%, 2/1/18                     509,220
     1,050        Puerto Rico, 0.00%, 7/1/08                    881,695
     1,000        Union County, (General Improvements),
                  5.00%, 3/1/17                               1,085,580
-----------------------------------------------------------------------
                                                            $ 3,079,300
-----------------------------------------------------------------------
Hospital -- 6.5%
-----------------------------------------------------------------------
    $  500        New Jersey Health Care Facilities
                  Financing Authority, (Atlantic City
                  Medical Care Center), 6.00%, 7/1/12       $   571,375
       450        New Jersey Health Care Facilities
                  Financing Authority, (Hackensack
                  University Medical Center),
                  6.125%, 1/1/20                                484,011
       500        New Jersey Health Care Facilities
                  Financing Authority, (Robert Wood
                  Johnson University Hospital),
                  5.60%, 7/1/15                                 556,540
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------
    $  425        New Jersey Health Care Facilities
                  Financing Authority, (Saint Peters
                  University Hospital), (AMT),
                  6.875%, 7/1/20                            $   468,193
       680        New Jersey Health Care Facilities
                  Financing Authority, (St. Elizabeth's
                  Hospital), 5.75%, 7/1/08                      707,234
-----------------------------------------------------------------------
                                                            $ 2,787,353
-----------------------------------------------------------------------
Industrial Development Revenue -- 4.0%
-----------------------------------------------------------------------
    $  350        Middlesex County Pollution Control
                  Financing Authority, (Amerada Hess),
                  6.875%, 12/1/22                           $   356,415
       350        New Jersey EDA, (American Airlines),
                  (AMT), 7.10%, 11/1/31                         168,357
       450        New Jersey EDA, (Continental Airlines),
                  (AMT), 6.25%, 9/15/19                         273,321
       115        New Jersey EDA, (Economic Growth), LOC:
                  Bank of Paris, (AMT), 6.00%, 12/1/02          115,770
       500        New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                 466,050
       300        New Jersey EDA, (The Seeing Eye, Inc.),
                  6.20%, 12/1/24                                342,432
-----------------------------------------------------------------------
                                                            $ 1,722,345
-----------------------------------------------------------------------
Insured-Education -- 6.2%
-----------------------------------------------------------------------
    $1,000        New Jersey Economic Development
                  Authority, (School Facility), (AMBAC),
                  5.25%, 6/15/16                            $ 1,108,550
       900        New Jersey Educational Facilities
                  Authority, (Ramapo College), (AMBAC),
                  4.60%, 7/1/14                                 963,171
       500        University of New Jersey Medicine and
                  Dentistry, (AMBAC), 5.375%, 12/1/13           583,575
-----------------------------------------------------------------------
                                                            $ 2,655,296
-----------------------------------------------------------------------
Insured-Electric Utilities -- 6.4%
-----------------------------------------------------------------------
    $  560        Cape May County Industrial Pollution
                  Control Financing Authority, (Atlantic
                  City Electric Co,), (MBIA),
                  6.80%, 3/1/21                             $   738,640
       730        Puerto Rico Electric Power Authority,
                  (XLCA), 5.00%, 7/1/11                         832,872
     1,000        Puerto Rico Electric Power Authority,
                  (XLCA), 5.375%, 7/1/18                      1,166,520
-----------------------------------------------------------------------
                                                            $ 2,738,032
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-General Obligations -- 26.9%
-----------------------------------------------------------------------
    $  330        Clearview Regional High School District,
                  (FGIC), 5.375%, 8/1/15                    $   382,612
     1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,221,836
       750        Freehold Regional High School District,
                  (FGIC), 5.00%, 3/1/18                         832,463
       720        Hillsborough Township School District,
                  (FSA), 5.375%, 10/1/18                        832,939
       750        Hunterdon Central Regional High School
                  District, (FSA), 4.75%, 5/1/12                838,403
     1,200        Kearney, (FSA), 6.50%, 2/1/04(1)            1,228,968
       725        Monroe Township Board of Education,
                  (FGIC), 5.20%, 8/1/11                         835,505
       825        Monroe Township Board of Education,
                  (FGIC), 5.20%, 8/1/14                         949,113
       700        Montville Township, (AMBAC),
                  4.20%, 8/1/12                                 742,917
       255        Ocean Township Board of Education,
                  (FGIC), 4.50%, 8/1/12                         279,279
       850        Roselle, (MBIA), 4.65%, 10/15/03              877,999
     1,000        South Brunswick Township Board of
                  Education, (FGIC), 6.40%, 8/1/03            1,040,860
     1,300        Washington Township Board of Education,
                  (MBIA), 5.125%, 2/1/15                      1,403,246
-----------------------------------------------------------------------
                                                            $11,466,140
-----------------------------------------------------------------------
Insured-Hospital -- 7.3%
-----------------------------------------------------------------------
    $1,300        New Jersey Health Care Facilities
                  Financing Authority, (AHS Hospital
                  Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,569,477
     1,410        New Jersey Health Care Facilities
                  Financing Authority, (Dover General
                  Hospital and Medical Center), (MBIA),
                  7.00%, 7/1/04                               1,538,592
-----------------------------------------------------------------------
                                                            $ 3,108,069
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
-----------------------------------------------------------------------
    $  500        Puerto Rico Public Finance Corp.,
                  (AMBAC), 5.375%, 6/1/17                   $   587,600
-----------------------------------------------------------------------
                                                            $   587,600
-----------------------------------------------------------------------
Insured-Nursing Home -- 1.1%
-----------------------------------------------------------------------
    $  400        Rahway Geriatrics Center Inc., (MBIA),
                  5.25%, 5/1/15                             $   459,528
-----------------------------------------------------------------------
                                                            $   459,528
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Other Revenue -- 2.7%
-----------------------------------------------------------------------
    $  500        Monmouth County Improvements Authority,
                  (AMBAC), 5.00%, 12/1/11                   $   568,665
       500        Trenton Parking Authority, (FGIC),
                  5.125%, 4/1/12                                565,000
-----------------------------------------------------------------------
                                                            $ 1,133,665
-----------------------------------------------------------------------
Insured-Transportation -- 4.5%
-----------------------------------------------------------------------
    $1,000        Delaware River Port Authority of
                  Pennsylvania and New Jersey, (FSA),
                  5.10%, 1/1/20                             $ 1,069,220
       500        Delaware River Port Authority, (FSA),
                  5.50%, 1/1/10                                 574,755
       250        South Jersey Transportation Authority,
                  (AMBAC), 5.00%, 11/1/18                       266,298
-----------------------------------------------------------------------
                                                            $ 1,910,273
-----------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
-----------------------------------------------------------------------
    $  185        Atlantic Highlands Sewer Authority,
                  (FGIC), 4.125%, 1/1/12                    $   196,242
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/16                                311,372
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/17                                294,099
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/18                                276,375
-----------------------------------------------------------------------
                                                            $ 1,078,088
-----------------------------------------------------------------------
Nursing Home -- 1.3%
-----------------------------------------------------------------------
    $  500        New Jersey EDA, (Masonic Charity
                  Foundation), 4.80%, 6/1/11                $   542,185
-----------------------------------------------------------------------
                                                            $   542,185
-----------------------------------------------------------------------
Other Revenue -- 1.9%
-----------------------------------------------------------------------
    $  800        Tobacco Settlement Financing Corp.,
                  5.375%, 6/1/18                            $   802,808
-----------------------------------------------------------------------
                                                            $   802,808
-----------------------------------------------------------------------
Senior Living / Life Care -- 2.1%
-----------------------------------------------------------------------
    $  400        New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.00%, 10/1/07         $   333,132
       300        New Jersey EDA, (Fellowship Village),
                  5.50%, 1/1/18                                 293,763

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Senior Living / Life Care (continued)
-----------------------------------------------------------------------
    $  300        New Jersey EDA, (Fellowship Village),
                  5.50%, 1/1/25                             $   286,458
-----------------------------------------------------------------------
                                                            $   913,353
-----------------------------------------------------------------------
Solid Waste -- 0.7%
-----------------------------------------------------------------------
    $  300        Atlantic County Utilities Authority,
                  Solid Waste System, 7.00%, 3/1/08         $   297,849
-----------------------------------------------------------------------
                                                            $   297,849
-----------------------------------------------------------------------
Transportation -- 7.0%
-----------------------------------------------------------------------
    $1,000        New Jersey Transportation Trust Fund
                  Authority, Variable Rate, 6/15/17(2)(3)   $ 1,117,150
     1,000        Port Authority of New York and New
                  Jersey, 5.375%, 3/1/28                      1,106,290
       700        Port Authority of New York and New
                  Jersey, (AMT), 5.50%, 7/15/12                 769,419
-----------------------------------------------------------------------
                                                            $ 2,992,859
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $39,212,917)                            $42,138,358
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                      $   571,595
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $42,709,953
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 59.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 18.1% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------
Investments --
   Identified cost                 $22,304,723        $49,442,657        $53,079,241
   Unrealized appreciation           2,207,219          3,384,822          3,672,627
---------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $24,511,942        $52,827,479        $56,751,868
---------------------------------------------------------------------------------------
Cash                               $   458,811        $        --        $    34,762
Receivable for investments
   sold                                     --          3,087,847             50,000
Interest receivable                    283,129            886,268            737,354
Prepaid expenses                            62                113                114
---------------------------------------------------------------------------------------
TOTAL ASSETS                       $25,253,944        $56,801,707        $57,574,098
---------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $ 1,707,852        $        --
Payable for daily variation
   margin on open financial
   futures contracts                     5,312             10,094             15,938
Demand note payable                         --            100,000                 --
Payable for when-issued
   securities                               --          2,081,070                 --
Due to bank                                 --             72,270                 --
Accrued expenses                        12,163             13,572             14,111
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    17,475        $ 3,984,858        $    30,049
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $23,083,685        $49,535,453        $53,987,292
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,152,784          3,281,396          3,556,757
---------------------------------------------------------------------------------------
TOTAL                              $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $39,212,917        $74,929,519        $18,177,301        $42,571,860
   Unrealized appreciation           2,925,441          5,207,831          1,276,850          2,944,607
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $42,138,358        $80,137,350        $19,454,151        $45,516,467
----------------------------------------------------------------------------------------------------------
Cash                               $    35,372        $    17,778        $   144,885        $ 1,037,172
Receivable for investments
   sold                                 70,000                 --                 --             70,000
Interest receivable                    595,207          1,179,265            258,563            569,390
Prepaid expenses                           102                169                 48                116
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $42,839,039        $81,334,562        $19,857,647        $47,193,145
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $        --        $   200,000        $        --
Payable for daily variation
   margin on open financial
   futures contracts                    14,875             11,688              7,437             14,344
Demand note payable                    100,000                 --                 --                 --
Accrued expenses                        14,211             15,122             12,304             14,357
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   129,086        $    26,810        $   219,741        $    28,701
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $39,889,371        $76,207,928        $18,431,577        $44,366,811
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,820,582          5,099,824          1,206,329          2,797,633
----------------------------------------------------------------------------------------------------------
TOTAL                              $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------
Interest                           $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------
Investment adviser fee             $   52,422         $  103,916         $  109,764
Trustees fees and expenses                101              1,020              1,021
Legal and accounting services          11,795             10,530             10,586
Custodian fee                          13,481             17,920             19,755
Miscellaneous                           3,906              4,137              5,602
---------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   81,705         $  137,523         $  146,728
---------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------

NET EXPENSES                       $   79,739         $  127,817         $  141,269
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $  506,287         $1,032,576         $1,083,096
---------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   58,426         $   81,430         $    4,001
   Financial futures contracts       (145,738)          (149,367)          (451,637)
---------------------------------------------------------------------------------------
NET REALIZED LOSS                  $  (87,312)        $  (67,937)        $ (447,636)
---------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $1,672,133         $2,634,484         $3,347,652
   Financial futures contracts        (72,420)          (201,420)          (114,975)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,599,713         $2,433,064         $3,232,677
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,512,401         $2,365,127         $2,785,041
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $2,018,688         $3,397,703         $3,868,137
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                 $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   91,271         $  146,253         $   42,017         $   97,215
Trustees fees and expenses                    1,021              3,825                101              1,020
Legal and accounting services                10,979             11,673              9,935             12,579
Custodian fee                                16,932             23,010             12,336             18,270
Miscellaneous                                 5,032              4,985              3,785              4,218
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  125,235         $  189,746         $   68,174         $  133,302
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  125,235         $  182,605         $   66,481         $  128,576
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $  918,068         $1,448,638         $  398,629         $  985,513
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   27,504         $ (139,815)        $   (8,203)        $      920
   Financial futures contracts             (408,518)          (250,889)          (179,401)          (303,600)
----------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $ (381,014)        $ (390,704)        $ (187,604)        $ (302,680)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $2,228,000         $4,014,544         $1,248,312         $2,621,595
   Financial futures contracts             (102,929)          (108,170)           (69,689)          (194,887)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $2,125,071         $3,906,374         $1,178,623         $2,426,708
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $1,744,057         $3,515,670         $  991,019         $2,124,028
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $2,662,125         $4,964,308         $1,389,648         $3,109,541
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   506,287        $ 1,032,576        $ 1,083,096
   Net realized loss                         (87,312)           (67,937)          (447,636)
   Net change in unrealized
      appreciation (depreciation)          1,599,713          2,433,064          3,232,677
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,018,688        $ 3,397,703        $ 3,868,137
---------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 3,691,499        $11,681,663        $15,630,326
Withdrawals                               (2,932,908)        (2,909,642)        (5,413,008)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $   758,591        $ 8,772,021        $10,217,318
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 2,777,279        $12,169,724        $14,085,455
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                   $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------
AT END OF PERIOD                         $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   918,068        $ 1,448,638        $   398,629        $   985,513
   Net realized loss                        (381,014)          (390,704)          (187,604)          (302,680)
   Net change in unrealized
      appreciation (depreciation)          2,125,071          3,906,374          1,178,623          2,426,708
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,662,125        $ 4,964,308        $ 1,389,648        $ 3,109,541
----------------------------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 5,591,505        $24,571,639        $ 1,385,270        $ 8,693,374
Withdrawals                               (3,619,970)        (4,847,653)        (1,043,796)        (4,477,294)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 1,971,535        $19,723,986        $   341,474        $ 4,216,080
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 4,633,660        $24,688,294        $ 1,731,122        $ 7,325,621
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of period                   $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   991,655        $ 1,835,059        $ 1,876,729
   Net realized gain                          26,643             97,348             59,661
   Net change in unrealized
      appreciation (depreciation)           (404,987)          (426,067)          (628,572)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   613,311        $ 1,506,340        $ 1,307,818
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,263,454        $10,495,904        $ 9,850,187
   Withdrawals                            (3,930,572)       (10,806,851)        (5,313,457)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $   332,882        $  (310,947)       $ 4,536,730
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $   946,193        $ 1,195,393        $ 5,844,548
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  1,715,656       $  2,520,164        $   772,386        $ 1,768,721
     Net realized gain (loss)               210,977            230,873            (72,046)           (45,590)
     Net change in unrealized
        appreciation (depreciation)        (820,474)        (1,189,971)          (195,816)          (478,493)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  1,106,159       $  1,561,066        $   504,524        $ 1,244,638
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
     Withdrawals                         (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $  3,632,840       $  4,487,908        $   614,621        $ 3,012,412
  -------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS           $  4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 33,337,294       $ 50,570,484        $16,787,639        $35,581,773
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 38,076,293       $ 56,619,458        $17,906,784        $39,838,823
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            CALIFORNIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)           0.65%        0.67%       0.66%       0.62%       0.61%
   Expenses after custodian
      fee reduction                       0.68%(2)           0.63%        0.64%       0.66%       0.61%       0.59%
   Net investment income                  4.31%(2)           4.56%        4.77%       4.84%       4.67%       4.86%
Portfolio Turnover                           5%                 9%           8%         13%         29%         40%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.94%              3.04%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $25,236            $22,459      $21,513     $22,604     $28,678     $34,297
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              FLORIDA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.60%        0.61%       0.62%       0.59%       0.58%
   Expenses after custodian
      fee reduction                       0.55%(2)           0.57%        0.59%       0.59%       0.57%       0.55%
   Net investment income                  4.43%(2)           4.74%        4.89%       4.87%       4.68%       4.90%
Portfolio Turnover                           8%                15%           7%         16%         16%         38%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.51%              4.06%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $52,817            $40,647      $39,452     $45,023     $59,948     $72,241
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           MASSACHUSETTS LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.59%        0.62%       0.61%       0.60%       0.60%
   Expenses after custodian
      fee reduction                       0.57%(2)           0.56%        0.59%       0.58%       0.57%       0.56%
   Net investment income                  4.40%(2)           4.70%        5.01%       4.92%       4.67%       4.90%
Portfolio Turnover                           8%                 8%           8%         15%         19%         46%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.21%              3.53%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $57,544            $43,459      $37,614     $44,189     $51,543     $56,583
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            NEW JERSEY LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.62%        0.63%       0.63%       0.62%       0.62%
   Expenses after custodian
      fee reduction                       0.62%(2)           0.60%        0.61%       0.60%       0.62%       0.61%
   Net investment income                  4.54%(2)           4.80%        5.06%       5.01%       4.78%       4.91%
Portfolio Turnover                          15%                17%          11%         15%         13%         21%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.90%              3.16%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $42,710            $38,076      $33,337     $35,121     $39,781     $45,540
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.58%(2)           0.58%        0.60%       0.61%       0.59%       0.61%
   Expenses after custodian
      fee reduction                       0.56%(2)           0.55%        0.58%       0.58%       0.59%       0.59%
   Net investment income                  4.41%(2)           4.70%        4.90%       4.95%       4.74%       4.81%
Portfolio Turnover                          10%                11%          10%         18%         17%         53%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.85%              3.01%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $81,308            $56,619      $50,570     $51,675     $65,873     $74,691
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               OHIO LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.72%(2)           0.70%        0.78%       0.69%       0.67%       0.64%
   Expenses after custodian
      fee reduction                       0.70%(2)           0.67%        0.74%       0.66%       0.64%       0.64%
   Net investment income                  4.22%(2)           4.47%        4.91%       5.00%       4.85%       5.05%
Portfolio Turnover                          10%                19%          17%         13%         19%         29%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.69%              3.08%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $19,638            $17,907      $16,788     $19,005     $22,801     $24,216
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           PENNSYLVANIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.61%        0.64%       0.63%       0.62%       0.60%
   Expenses after custodian
      fee reduction                       0.60%(2)           0.56%        0.61%       0.61%       0.60%       0.58%
   Net investment income                  4.58%(2)           4.75%        5.04%       5.03%       4.83%       5.03%
Portfolio Turnover                           2%                20%           6%         11%         16%         36%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.48%              3.56%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $47,164            $39,839      $35,582     $38,635     $50,771     $57,708
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 52,442            0.45%
    Florida Limited Portfolio                  103,916            0.45%
    Massachusetts Limited Portfolio            109,764            0.45%
    New Jersey Limited Portfolio                91,271            0.45%
    New York Limited Portfolio                 146,253            0.45%
    Ohio Limited Portfolio                      42,017            0.45%
    Pennsylvania Limited Portfolio              97,215            0.45%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2002, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2002 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,798,349
    Sales                                       1,205,585

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,113,732
    Sales                                       3,511,285

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,146,709
    Sales                                       3,951,964

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,030,018
    Sales                                       6,088,428
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,455,647
    Sales                                       6,580,070

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,815,272
    Sales                                       1,804,250

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,886,320
    Sales                                         815,000

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2002, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $22,286,356
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,264,333
    Gross unrealized depreciation                 (38,747)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,225,586
    -----------------------------------------------------
    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,430,636
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,688,603
    Gross unrealized depreciation                (291,760)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,396,843
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $53,051,659
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,935,901
    Gross unrealized depreciation                (235,692)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,700,209
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $39,194,127
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,388,843
    Gross unrealized depreciation                (444,612)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,944,231
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $74,880,112
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,953,275
    Gross unrealized depreciation                (696,037)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,257,238
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $18,191,357
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,631,186
    Gross unrealized depreciation                (368,392)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,262,794
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $42,542,611
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,393,690
    Gross unrealized depreciation                (419,834)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,973,856
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2002 the Florida Limited Portfolio and New Jersey Limited

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/02       10 U.S. Treasury Bond     Short         $ (54,435)
    Florida                         12/02       19 U.S. Treasury Bond     Short         $(103,426)
    Massachusetts                   12/02       30 U.S. Treasury Bond     Short         $(115,870)
    New Jersey                      12/02       28 U.S. Treasury Bond     Short         $(104,859)
    New York                        12/02       22 U.S. Treasury Bond     Short         $(108,007)
    Ohio                            12/02       14 U.S. Treasury Bond     Short         $ (70,521)
    Pennsylvania                    12/02       27 U.S. Treasury Bond     Short         $(146,974)

   At September 30, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York,
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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